Expense Example, No Redemption (Vanguard LifeStrategy Moderate Growth Fund Retail)	Vanguard LifeStrategy Moderate Growth Fund Vanguard LifeStrategy Moderate Growth Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205